CONTRACT ASSETS, NET (Tables)	6 Months Ended
Dec. 31, 2020
CONTRACT ASSETS, NET
Summary of contract assets, net

Contract assets, net consisted of the following:

	June 30,	December 31,	December 31,
	2020	2020	2020
Third Party	RMB	RMB	U.S. Dollars
Contract assets	¥31,677,348	¥45,645,343	$6,987,268
Impairment of contract assets	(139,762)	(23,377)	(3,578)
Total contract assets, net	¥31,537,586	¥45,621,966	$6,983,690

Summary of movement of impairment of contract assets

Movement of impairment of contract assets is as follows:

	June 30,	December 31,	December 31,
	2020	2020	2020
	RMB	RMB	U.S. Dollars
Beginning balance	¥162,213	¥139,762	$21,394
Charge to (reversal of) expense	(22,451)	85,514	13,090
Less: write-off	—	(201,899)	(30,906)
Ending balance	¥139,762	¥23,377	$3,578